Property and Equipment - Depreciation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total depreciation expense	$ 37,537	$ 39,510	$ 40,119
Rent, clinic supplies, contract labor and other
Property, Plant and Equipment [Line Items]
Total depreciation expense	26,664	25,409	25,007
Selling, general and administrative expenses
Property, Plant and Equipment [Line Items]
Total depreciation expense	$ 10,873	$ 14,101	$ 15,112